Related Party Transactions	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Related Party Transactions
Related Party Transactions

Note 3 – Related Party Transactions

Certain Plan investments are shares of SouthState Bank Corporation common stock. The Plan held common shares of SouthState Bank Corporation of 157,132 shares valued at $14,787,764 and 137,141 shares valued at $13,642,815 at December 31, 2025 and 2024, respectively. Dividends received from SouthState Bank Corporation common stock totaled $351,146 for the year ended December 31, 2025.